INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2017	2016
	In thousands

Finished products	$5,168	$6,542
Purchased products	2,695	5,607
Work in progress	6,159	6,227
Raw materials	7,048	7,218

	$21,070	$25,594

(1)
During the years 2017, 2016 and 2015, the Company recognized, at cost of revenues, as impairment for inventories carried at net realizable value totaled of $460 thousands, $544 thousands and $470 thousands, respectively.